Share capital and reserves, Summary (Details)								12 Months Ended
	Jun. 29, 2021 USD ($) $ / shares shares	Jun. 24, 2021 USD ($) $ / shares shares	May 27, 2021 USD ($) $ / shares shares	Apr. 08, 2021 USD ($) shares	Mar. 29, 2021 EUR (€) € / shares shares	Dec. 22, 2020 USD ($) shares	Nov. 02, 2020 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Jun. 24, 2021 € / shares	May 27, 2021 € / shares	Nov. 02, 2020 € / shares
Share Capital [Abstract]
Par value (in euros per share) | € / shares												€ 0.01
Proceeds from issuance of shares | $								$ 309,200,000	$ 5,500,000	$ 797,000
Authorized share capital | €					€ 25,000
Transaction costs | $								22,753,000	$ 0	$ 0
Share exchange | $								$ 0
Stock split ratio			2.50					2.50
Dividend payable per share (in dollars per share) | $ / shares									$ 0	$ 0
Initial Public Offering [Member]
Share Capital [Abstract]
Share price (in dollars per share) | $ / shares	$ 16.00
Issuance of share capital (in shares)	11,499,999							11,499,999
Proceeds from issuance of shares | $	$ 167,600,000
Transaction costs | $	$ 16,400,000
Additional Paid-in Capital [Member]
Share Capital [Abstract]
Share exchange | $			$ 160,000					$ (160,000)
Ordinary Shares [Member]
Share Capital [Abstract]
Shares authorized (in shares)					25,000			40,000,000,000
Share price (in dollars per share) | $ / shares		$ 0.025	$ 0.01					$ 0.025
Issuance of share capital (in shares)			70,000,000		25,000			25,000
Par value (in euros per share) | € / shares					€ 1.00						€ 1.00
Redemption of shares (in shares)		25,000						25,000
Cancelled shares (in shares)		25,000
Redemption amount | $		$ 25,000
Stock split ratio		2.50
Share consolidation (in shares)		40,520,850
Ordinary Shares [Member] | Initial Public Offering [Member]
Share Capital [Abstract]
Redesignated of share capital (in shares)				10,151,618		215,385	2,153,847
Series A Preferred Shares [Member]
Share Capital [Abstract]
Share price (in dollars per share) | $ / shares			$ 0.01
Issuance of share capital (in shares)			5,923,079			538,462	5,384,617		5,923,079
Par value (in euros per share) | € / shares													€ 0.01
Proceeds from issuance of shares | $						$ 500,000	$ 5,000,000
Number of shares converted (in shares)		(5,923,079)
Number of shares converted to ordinary shares (in shares)		5,923,079
Conversion price (in dollars per share) | $ / shares		$ 0.01
Series B Preferred Shares [Member]
Share Capital [Abstract]
Share price (in dollars per share) | $ / shares			$ 0.01
Issuance of share capital (in shares)			25,379,047	25,379,047				25,379,047
Proceeds from issuance of shares | $				$ 118,800,000
Transaction costs | $				$ 6,400,000
Number of shares converted (in shares)		(25,379,047)
Number of shares converted to ordinary shares (in shares)		25,379,047
Conversion price (in dollars per share) | $ / shares		$ 0.01